Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001601830
Registrant Name	Recursion Pharmaceuticals, Inc.
Registration File Number	333-284878
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A